SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	12 Months Ended
Mar. 31, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	April 14, 2022
Percentage of effective ownership	Parent
Place of incorporation	Cayman Islands
Principal activities	Investment holdings
Celestial Power Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Primega Construction Engineering Co. Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of effective ownership	100.00%
Celestial Power Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	February 22, 2022
Place of incorporation	The British Virgin Islands
Principal activities	Investment holdings
Primega Construction Engineering Co. Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	July 31, 2018
Place of incorporation	Hong Kong
Principal activities	Provision of (i) soil and rock transportation services; (ii) diesel oil trading and (iii) miscellaneous construction works, including ELS work